Stockholders' Equity (Details Textual2) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended												12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Apr. 30, 2012	Dec. 31, 2011	Mar. 31, 2014 Board of Directors [Member]	Mar. 31, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Placement Agent [Member] Medeor Inc [Member]	Mar. 31, 2014 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member] Investors [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member] Investors [Member]	Dec. 31, 2013 Series A Preferred Stock Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Series A Preferred Stock Offerings [Member] Placement Agent [Member]	Dec. 31, 2013 Debt Offerings [Member]	Dec. 31, 2012 Debt Offerings [Member]	Dec. 31, 2013 Debt Offerings [Member] Debt Holders [Member]	Dec. 31, 2012 Debt Offerings [Member] Debt Holders [Member]	Dec. 31, 2013 Debt Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Debt Offerings [Member] Placement Agent [Member]	Dec. 31, 2012 Strategic Advisor Agreement [Member]	Mar. 31, 2014 Stock Option [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 Founder Warrants [Member]	Dec. 31, 2013 Founder Warrants [Member]	Sep. 30, 2013 Officer Options [Member]	Jul. 31, 2012 Officer Options [Member]	Dec. 31, 2013 Officer Options [Member]	Nov. 30, 2013 Chief Scientific Officer and President [Member]	Mar. 31, 2014 Chief Scientific Officer and President [Member]	Mar. 31, 2014 Research and Development Expense [Member]	Mar. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2013 Research and Development Expense [Member] Warrants [Member]	Dec. 31, 2012 Research and Development Expense [Member] Warrants [Member]	Mar. 31, 2014 Selling, General and Administrative Expenses [Member]	Mar. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Warrants [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Warrants [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares available for grant authorized under 2012 Stock Option Plan	24,094,357
Number of shares available for future grants under stock option plan	5,440,260
Stock options plan stock options exercisable period	10 years
Stock options exercisable period description	Vest over four years.
Options to purchase of common stock						486,620																										6,657,498	6,779,615	3,341,984	1,875,000	10,037,740
Stock options term						10 years						7 years	7 years					7 years	7 years													10 years	10 years	10 years	10 years	10 years
Options vest percentgae																																25.00%	25.00%	25.00%	25.00%
Remaining options vest percentage																																75.00%	75.00%	75.00%	75.00%
Remaining options vest period description																																Options vest in equal quarterly increments over a four-year period.	Options vest in equal quarterly increments over a four-year period.	Options vest quarterly over the following 3 years.	Options vest in equal quarterly increment over the following 3 years.
Fair value of options on grant date																																$ 359,100	$ 103,700	$ 181,400	$ 114,800
Stock-based compensation expense								237,400																													30,000	0	4,800	0	1,800	2,200	35,000	13,000	129,600	35,100	246,100	0
Unrecognized stock based compensation expense	589,500	68,600																										3,600	3,400
Weighted average fair value of options and warrants granted																									$ 0.06	$ 0.06	$ 0.01	$ 0.11	$ 0.01
Warrants issued, number of shares of common stock		5,414,295		5,414,295					2,285,014					12,751,563	12,248,437	6,375,781	6,124,219			2,137,500	675,000	1,068,750	337,500
Exercise price per share	0.01			0.08	1.00	0.15		0.11	0.01	0.08	0.08			0.08	0.08	0.08	0.08			0.08	0.08	0.08	0.08	0.01							0.08	0.08	0.08	0.08	0.08	0.15
Warrants contractual term									7 years			7 years	7 years					7 years	7 years
Warrant to purchase of common stock		(6,193,765)						2,000,000	38,471,787	215,000	400,000																			8,682,125
Unvested warrants to purchase common stock	16,064,224	20,122,549
Fair value of warrants issued	10,800	5,600
Issuance of remaining common stock, shares			1,500,000
Issuance of remaining common stock, Value							$ 8,700